Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2008-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 9-27-2008	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		10/16/2008

2	Payment Date		10/20/2008

3	Collection Period	8/31/2008	9/27/2008	28

4	Monthly Interest Period - Actual/360	9/22/2008	10/19/2008	28

5	Monthly Interest - 30/360			30

B. SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	245,000,000.00	80,340,111.45	24,817,430.40	55,522,681.05	0.2266232
7	Class A-2-A Notes	305,000,000.00	305,000,000.00	—	305,000,000.00	1.0000000
8	Class A-3-A Notes	255,000,000.00	255,000,000.00	—	255,000,000.00	1.0000000
9	Class A-4-B Notes	214,450,000.00	214,450,000.00	—	214,450,000.00	1.0000000

10	Total Securities	$1,019,450,000.00	$854,790,111.45	$24,817,430.40	$829,972,681.05

11	Overcollateralization	23,481,371.55	23,481,371.55		23,481,371.55

12	Adjusted Pool Balance	1,042,931,371.55	878,271,483.00	24,817,430.40	853,454,052.60

13	YSOC	$62,585,327.65	$51,786,457.30		$49,806,572.50

14	Net Pool Balance	$1,105,516,699.20	$930,057,940.30	$24,817,430.40	$903,260,625.10

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount

15	Class A-1 Notes	2.8400%	177,464.25	2.2089122	24,994,894.65	311.1135173
16	Class A-2-A Notes	3.7100%	942,958.33	3.0916667	942,958.33	3.0916667
17	Class A-3-A Notes	4.5000%	956,250.00	3.7500000	956,250.00	3.7500000
18	Class A-4-B Notes	4.8875%	815,207.85	3.8013889	815,207.85	3.8013889

	Total Securities		2,891,880.43		27,709,310.83

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	16,915,067.66
20	Scheduled Interest Payments Received	3,995,378.43
21	Prepayments of Principal Received	376,303.72
22	Liquidation Proceeds	8,458,551.32
23	Recoveries Received	564,868.15
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	30,310,169.28

26	Repurchased Receivables	—
27	Net Swap Receipt Class A-4 Notes	—
28	Swap Replacements Proceeds
29	Reserve Account Excess Amount (Item 93)	10,886.18

30	Total Available Funds, prior to Servicer Advances	30,321,055.46

31	Servicer Advance (Item 76)	—

32	Total Available Funds + Servicer Advance	30,321,055.46

33	Reserve Account Draw Amount (Item 79)	—

34	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	30,321,055.46

D.	DISTRIBUTIONS

	Distribution Summary:
35	Prior Advance Reimbursement (Item 82)	—
36	Servicing Fees (Item 46)	775,048.28
37	Net Swap Payment Class A-4 Notes	111,216.15
38	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest Payment)	—
39	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)	2,891,880.43
40	Principal Distribution Amount (Item 80)	24,817,430.40
41	Amount Paid to Reserve Account to Reach Specified Balance	—
42	Subordinated Swap Termination Payments	—
43	Other Amounts Paid to Trustees	—
44	Certificateholders Principal Distribution Amount	—

45	Remaining Funds to Seller	1,725,480.19

Volkswagen Auto Loan Enhanced Trust 2008-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 9-27-2008	PAGE 2

	Distribution Detail:	Due	Shortfall	Paid

46	Servicing Fees	775,048.28	—	775,048.28

	Pro rata:
47	Class A-1 Interest	177,464.25	—	177,464.25
48	Class A-2 Interest	942,958.33	—	942,958.33
49	Class A-3 Interest	956,250.00	—	956,250.00
50	Class A-4 Interest	815,207.85	—	815,207.85
51	Class A-1 Interest Carryover Shortfall	—	—	—
52	Class A-2 Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	2,891,880.43	—	2,891,880.43

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			878,271,483.00
57	Beginning Net Pool Balance		930,057,940.30
58	Receipts of Scheduled Principal		(16,915,067.66)
59	Receipts of Prepaid Principal		(376,303.72)
60	Liquidation Proceeds		(8,458,551.32)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(1,047,392.50)

64	Ending Net Pool Balance		903,260,625.10
65	Yield Supplement Overcollateralization Amount		49,806,572.50

66	Adjusted Pool Balance		853,454,052.60
67	Less: Adjusted Pool Balance - End of Collection Period			853,454,052.60

68	Calculated Principal Distribution Amount			24,817,430.40

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 30)			30,321,055.46
70	Less: Prior Advance Reimbursement (Item 35)			—
71	Less: Servicing Fees Paid (Item 36)			775,048.28
72	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)			3,003,096.59
73	Less: Calculated Principal Distribution (Item 68)			24,817,430.40

74	Equals: Remaining Available Funds before Servicer Advance			1,725,480.19
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			1,725,480.19
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)			24,817,430.40

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Servicer Advances for Current Period			—

84	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
85	Specified Reserve Account Balance, If reduction trigger (Item 110) = yes then $2,607,328.43, else $5,214,656.86			5,214,656.86
86	Initial Reserve Account Balance			1,042,931.37

87	Beginning Reserve Account Balance			5,214,656.86
88	Plus: Net Investment Income for the Collection Period			10,886.18

89	Subtotal: Reserve Fund Available for Distribution			5,225,543.04
90	Plus: Deposit of Excess Available Funds (Item 41)			—
91	Less: Reserve Account Draw Amount (Item 79)			—

92	Subtotal Reserve Account Balance			5,225,543.04
93	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)			10,886.18

94	Equals: Ending Reserve Account Balance			5,214,656.86

95	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

Volkswagen Auto Loan Enhanced Trust 2008-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 9-27-2008	PAGE 3

G.	POOL STATISTICS

	Collateral Pool Balance Data:	Initial	Current

96	Net Pool Balance	1,105,516,699	903,260,625
97	Number of Current Contracts	69,699	52,905
98	Weighted Average Loan Rate	5.54%	5.63%
99	Average Remaining Term	55.0	51.0
100	Average Original Term	60.3	61.0
101	Monthly Prepayment Rate		0.80%

			Outstanding
	Net Credit Loss and Repossession Activity:	Units	Principal Balance

102	Aggregate Outstanding Principal Balance of Charged Off Receivables	49	1,047,392.50
103	Liquidation Proceeds on Related Vehicles		—
104	Recoveries Received on Receivables Previously Charged Off		564,868.15

105	Net Principal Losses for Current Collection Period	49	482,524.35

106	Beginning Net Principal Losses	146	2,554,717.70
107	Net Principal Losses for Current Collection Period	49	482,524.35

108	Cumulative Net Principal Losses	195	3,037,242.05

109	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,105,516,699.20)		0.27%

110	Reduction Trigger met? October 2009 payment date Cumulative Net Loss Ratio < .60% or April 2010 payment date Cumulative Net Loss Ratio < 1.00%		N/A

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance

111	Current	98.83%	52,250	892,704,164.03
112	31 - 60 Days Delinquent	0.98%	555	8,864,973.74
113	61 - 90 Days Delinquent	0.19%	100	1,691,487.33

114	Total	100.00%	52,905	903,260,625.10

Summary of Swap Payments and Receipts
Receipts:
115	Net Swap Receipt Class A-4 Notes	—
116	Swap Replacements Proceeds	—

117	Total Receipts	—

Payments
118	Net Swap Payment Class A-4 Notes	111,216.15

119	Senior Swap Termination Payment	—
120	Subordinated Swap Termination Payments	—

121	Swap Termination Payment	—

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of
Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or
Other Practices on Delinquency and Loss Experience

None in the current month